Subsequent Events	12 Months Ended
Dec. 31, 2024
Disclosure of events after reporting period [Abstract]
Subsequent Events	Subsequent Events
(a)From January 1, 2025, to March 6, 2025, we sold 5,302,950 shares for gross proceeds of $6,228 (US$4,327) at an average price of $1.17 (US$0.82). We received proceeds of $6,041 (US$4,197), after commissions of $187 (US$130).
(b)On February 13, 2025, we received a delinquency notification letter (the "Notice") from the Listing Qualifications Department of The Nasdaq Stock Market LLC ("Nasdaq") indicating that, for the prior 30 consecutive business days, the closing bid price for our ordinary shares listed on the Nasdaq Capital Market was below the minimum $1.00 per share required for continued listing on the Nasdaq Capital Market pursuant to Nasdaq Listing Rule 5550(a)(2). The Notice provides that we have a period of 180 calendar days from the date of the Notice, or until August 12, 2025, to regain compliance with the minimum bid price requirement. The receipt of the Notice has no immediate effect on our business operations or the listing of our ordinary shares, which will continue to trade uninterrupted on the Nasdaq under the ticker "ONCY." If at any time before August 12, 2025, the bid price of our ordinary shares closes at or above $1.00 per share for a minimum of 10 consecutive business days, Nasdaq will provide written confirmation of compliance to us. In the event that we do not regain compliance by August 12, 2025, we may be eligible for additional time to regain compliance. To qualify, we would be required to meet the continued listing requirement for the market value of publicly held shares and all other initial listing standards for the Nasdaq Capital Market, except for the minimum bid price requirement. In addition, we would be required to notify Nasdaq of its intent to cure the deficiency during the second compliance period.
(c)In early 2025, the President of the United States issued executive orders directing the United States to impose new tariffs on imports originating from Canada, Mexico, and China. The impacts of these tariffs on our operations remain uncertain. New or increased tariffs, export controls, or other measures discouraging contracts with Chinese companies could materially impact our supply chain and manufacturing costs and our licensing agreement with Adlai. We are assessing the direct and indirect impacts of such trade protectionist measures to our operations as this situation develops.